Other Receivables and Other Current Assets, Net - Schedule of Other Receivables and Other Current Assets, Net (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Schedule of Other Receivables and Other Current Assets, Net [Abstract]
Deposits	[1]	$ 185,831	$ 273,041
Prepaid expenses	[2]	855,575	1,122,403
Prepaid income tax	[3]	1,888	1,812
Right-of-return assets	[4]	448,566
GST recoverable	[5]	269,821	209,880
Other receivables	[6]	1,179,065	153,809
Less: allowance for credit loss		(179,263)	(27,923)	$ (27,264)	$ (52,949)
Total other receivables and other current assets, net		$ 2,761,483	$ 1,733,022

[1]	(i) Deposits The balance of deposit mainly comprised deposits made for rental and utility service of the Company.
[2]	(ii) Prepaid expenses The balance of prepaid expenses represented prepayment for services, such as subscription fees, advertising expenses, and director & officer insurance.
[3]	(iii) Prepaid income tax The balance of prepaid income tax represents prepaid estimated income tax from the Company’s Singapore subsidiary.
[4]	(vi) Right- of- return assets The balance of right-of-return assets primarily represents amounts recognized in connection with Company’s product return arrangements from hardware, computer accessories and other multi- media products and reflects the estimated recovery of inventory expected to be returned by customers.
[5]	(iv) GST recoverable The balance of GST recoverable represented the amount of GST, which resulted from historical purchasing activities and could be further used for deducting future GST in Singapore.
[6]	(v) Other receivables The balance of other receivables mainly represented balance due from vendor for marketing expense paid on behalf, and recoverable claims receivable from suppliers.